Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY
13.	EQUITY

Private Placement

On May 19, 2023, the Company entered into a Share Subscription Agreement with a certain non-U.S. person, Anji Zerun Private Equity Investment Partnership (Limited Partnership) (“Anji”) pursuant to which the Company agreed to sell to Anji, and Anji agreed to purchase from the Company, in a private placement 2,173,657 Class A ordinary shares, par value $0.0001 per share, of the Company, at the total consideration of $21,736. The excess of par value per share of the consideration was accounted for as additional paid-in capital of $21,736.

Shares issued to Trans Asia

Trans Asia Capital Management Ltd. (“Trans Asia”) acted as a finder in seeking appropriate special purpose acquisition companies (“SPACs”) for the Company’s de-SPAC transaction. For its work, Trans Asia received 160,000 Class A Ordinary Shares issued by the Company after the completion of the merger.

Share Repurchase

On May 17, 2023, SunCar entered into share repurchase agreement with Goldenbridge. Pursuant to the agreement, Goldenbridge’s initial shareholders shall transfer certain ordinary shares to SunCar, depending on the cash retained by Goldenbridge upon the closing of the Business Combination. Since Goldenbridge retained no more than $30,000 in cash immediately after the closing, the Company repurchased 200,000 ordinary shares at a price of $10.00 per share as treasury stock, for an aggregate purchase price of $2,000.

Follow-on Offering

On October 26, 2023, the Company entered into certain securities purchase agreements with certain institutional investors (“Institutional Investors”) for a follow-on offering (the “Follow-on Offering”) of $21 million of Class A Ordinary Shares, par value $0.0001 per share (the “Ordinary Shares”) at a price of $8.18 per share (the “Purchase Price”). Pursuant to the Purchase Agreement, the Company issued a total of 2,567,238 Ordinary Shares to the Institutional Investors.

Share transfer

During 2024, 2,969,000 of Class B ordinary shares has been transferred to Class A ordinary shares.